Segment reporting - Summary of Segment Performance Based on Revenue, Direct and Marketing Expenses, and General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 2,231,000	$ 1,835,000	[1]	$ 1,555,000	[1]
Total segmental direct and marketing expenses	1,480,000	1,292,000		1,175,000
Reconciling items:
Foreign exchange variances	1,000	6,000		4,000
RSU expenses	15,000	11,000		18,000
Gaming taxes	21,000	0		0
iGaming closure costs	17,000	0		0
Sportsbook closure costs	0	33,000		0
Market closure costs	0	6,000		12,000
Bad debts	0	0		3,000
Other	5,000	2,000		0
Head office and other unallocated costs	26,000	24,000		19,000
Total consolidated direct and marketing expenses	1,565,000	1,374,000	[1]	1,231,000	[1]
Total segmental direct and marketing expenses	146,000	142,000		129,000
Reconciling items:
iGaming closure costs	2,000	0		0
Sportsbook closure costs	0	3,000		0
Other	2,000	2,000		5,000
Head office and other unallocated costs	26,000	28,000		25,000
General and administrative expenses	176,000	175,000	[1]	159,000	[1]
Betway
Disclosure of operating segments [line items]
Revenue	1,381,000	1,106,000		908,000
Total segmental direct and marketing expenses	892,000	799,000		759,000
Reconciling items:
Total consolidated direct and marketing expenses	892,000	799,000		759,000
Total segmental direct and marketing expenses	95,000	89,000		83,000
Reconciling items:
General and administrative expenses	95,000	89,000
Spin
Disclosure of operating segments [line items]
Revenue	850,000	729,000		647,000
Total segmental direct and marketing expenses	588,000	493,000		416,000
Reconciling items:
Total consolidated direct and marketing expenses	588,000	493,000		416,000
Total segmental direct and marketing expenses	51,000	53,000		$ 46,000
Reconciling items:
General and administrative expenses	$ 51,000	$ 53,000

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.